FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record

=================== NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND ===================

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:       MHD            Security ID:  09253N104
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Richard S. Davis         For       For          Management
1.3   Elect Director Kathleen F. Feldstein    For       For          Management
1.4   Elect Director James T. Flynn           For       For          Management
1.5   Elect Director Henry Gabbay             For       For          Management
1.6   Elect Director Jerrold B. Harris        For       For          Management
1.7   Elect Director R. Glenn Hubbard         For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management

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INVESCO QUALITY MUNICIPAL INCOME TRUST

Ticker:       IQI            Security ID:  46133G107
Meeting Date: JUL 16, 2010   Meeting Type: Annual
Record Date:  JUN 07, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Albert R. Dowden         For       For          Management
1.2   Elect Director Lewis F. Pennock         For       For          Management
1.3   Elect Director Hugo F. Sonnenschein     For       For          Management
1.4   Elect Director Raymond Stickel, Jr.     For       For          Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2011